STOCKHOLDERS' EQUITY (Details 2) (USD $)	12 Months Ended
Dec. 31, 2014
Expected Volatility	35.89%
Weighted-Average Volatility	35.89%
Expected dividends
Expected Term (years)	6 years 6 months
Total intrinsic value of options exercised
Total fair value of shares vested	9,964,000
Unrecognized compensation cost related to non-vested awards	$ 59,000
Weighted-average period over which non-vested awards are expected to be recognized	2 years 3 months
Minimum [Member]
Risk-free rate	0.75%
Maximum [Member]
Risk-free rate	0.79%